American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio
April 30, 2020
unaudited
Bonds, notes & other debt instruments 89.90% Alabama 1.13%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2049 (put 2025)	$1,035	$1,105
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	2,420	2,596
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	2,000	2,039
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	5,500	5,714
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,089
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,500	1,682
		14,225
Alaska 0.17%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	690	719
International Airport System, Rev. Ref. Bonds, Series 2016-C, AMT, 5.00% 2021	1,380	1,448
		2,167
Arizona 1.79%
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.80% 2032	1,000	1,000
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2021	700	729
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	490	522
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,875	2,060
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,450	1,573
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,125	1,228
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,445	1,626
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	825	934
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,675	1,926
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,500	1,734
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-B, 5.00% 2048 (put 2022)	5,000	5,448
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2022	400	433
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2025	2,025	2,306
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	830	959
		22,478
California 2.98%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.12% 2045 (put 2023)[1]	1,250	1,228
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.556% 2045 (put 2021)[1]	500	497
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,500	1,614
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	930	1,106
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,500	1,753
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2020-B, AMT, 3.00% 2021	3,000	3,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 2025	1,165	1,388
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	450	452
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	3,000	3,374
American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	$1,000	$1,160
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	2,190	2,881
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,300	1,396
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2022	2,000	2,153
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2026	510	615
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,250	1,385
Sacramento Unified School Dist., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	1,300	1,479
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,054
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2022	1,000	1,084
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	1,400	1,566
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	2,350	2,352
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	615	618
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,050	1,095
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,990	3,224
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	955	965
		37,489
Colorado 1.86%
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,017
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,000	2,258
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2025	4,475	5,135
Housing and Fin. Auth., Multi Family Housing Bonds (South Range Crossings Project), Series 2017, 1.30% 2038 (put 2021)	1,680	1,681
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	1,480	1,571
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	1,260	1,340
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	890	959
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,205	6,658
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	1,885	2,022
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	755	769
		23,410
Connecticut 1.63%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	795
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	1,000	1,016
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	2,290	2,267
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	3,750	3,794
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	360	373
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	680	709
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	730	758
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,400	1,474
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	540	569
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,975	3,144
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	185	188
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	765	784
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	1,425	1,468
American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	$940	$972
Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2018-B, 5.00% 2022	2,000	2,166
		20,477
District of Columbia 2.05%
G.O. Bonds, Series 2015-A, 5.00% 2032	6,500	7,563
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2020	1,450	1,455
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2026	520	634
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences), Series 2019, 1.45% 2039 (put 2022)	1,250	1,252
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	760	808
Income Tax Secured Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	3,000	3,287
Income Tax Secured Rev. Ref. Bonds, Series 2020-B, 5.00% 2026	4,000	4,918
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2021	1,155	1,210
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2022	1,300	1,395
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	1,000	1,121
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2022	2,000	2,129
		25,772
Florida 4.64%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 4.00% 2023	450	478
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2021	500	530
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2022	515	553
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2020	1,000	1,014
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,210
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,250	1,376
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	1,300	1,461
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	2,125	2,432
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2026	1,415	1,645
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	1,000	1,163
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,045
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	630	631
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,335	1,633
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	3,000	3,293
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	635	652
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	70	71
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,820	1,925
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,740	2,935
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	1,435	1,437
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Emerald Villas Phase 2), Series 2019-A, 2.00% 2021	1,325	1,336
City of Jacksonville, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Desert-Silver Project), Series 2018, 2.25% 2021 (put 2020)	4,000	4,019
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	4,932
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2021 (escrowed to maturity)	1,240	1,314
Dept. of Management Services, Facs. Pool Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	435	489
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,006
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	1,000	1,128
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jubilee Courtyards Apartments), Series 2019, 1.45% 2022 (put 2021)	1,250	1,251
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	1,905	1,908
American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2019-B, 1.25% 2022 (put 2021)	$1,000	$1,000
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	2,375	2,703
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-A, 5.00% 2021	1,570	1,646
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	3,560	3,666
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	4,935	5,935
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	400	531
		58,348
Georgia 1.72%
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Herndon Square Senior Apartments Project), Series 2019, 1.36% 2022 (put 2021)	670	671
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[2]	6,470	6,534
County of Floyd, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Hammond Project), Series 2010, 2.35% 2022 (put 2020)	4,050	4,079
G.O. Bonds, Series 2013-H, 5.00% 2021	1,000	1,066
G.O. Bonds, Series 2019-A, 5.00% 2023	5,000	5,621
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026	675	837
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	265	274
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	340	353
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,042
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2021	1,200	1,216
		21,693
Hawaii 0.09%
G.O. Bonds, Series 2018-FT, 5.00% 2026	1,000	1,198
Illinois 5.45%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,310	6,325
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,013
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2024	3,000	3,208
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,550	1,587
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,059
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	2,976
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 4.00% 2022	2,800	2,904
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,061
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	1,030	1,033
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	500	511
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	515
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,230	3,230
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2024	800	900
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2025	1,265	1,451
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2021	1,545	1,633
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	1,180	1,235
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,450
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.22% 2050 (put 2025)[1]	5,625	5,635
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	480	517
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	2,155	2,220
American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 22

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	$3,105	$3,269
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2021	2,145	2,234
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	1,250	1,314
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028 (preref. 2021)	1,070	1,130
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,081
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-C, 5.00% 2023	500	529
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	2,500	3,031
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,135	1,200
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	1,295	1,449
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	2,265	2,587
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	1,325	1,443
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	1,500	1,679
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	1,000	1,095
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,955	2,009
		68,513
Indiana 1.00%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2021	575	603
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,004
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2023	1,335	1,481
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	1,030	1,110
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2022	1,000	1,071
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	1,245	1,336
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	365	389
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2025	5,000	5,543
		12,537
Iowa 0.44%
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	355	364
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	4,960	5,228
		5,592
Kansas 0.31%
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 1.189% 2024[1]	4,000	3,906
Kentucky 0.83%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	4,825	4,859
Housing Corp., Housing Rev. Bonds (Westminster Village Project), Series 2019, 2.00% 2022 (put 2021)	800	805
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2022	1,755	1,881
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	390	405
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	2,385	2,531
		10,481
American Funds Short-Term Tax-Exempt Bond Fund — Page 5 of 22

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Bonds, notes & other debt instruments (continued) Louisiana 0.82%	Principal amount (000)	Value (000)
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2021	$400	$409
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2023	500	540
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,564
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 2024	1,000	1,145
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	1,835	1,808
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,705	4,811
		10,277
Maine 0.39%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	1,390	1,433
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	400	410
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	295	302
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	2,635	2,721
		4,866
Maryland 1.35%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,005	2,055
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	2,890	3,142
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	1,000	1,045
Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	1,340	1,341
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-C-2, 5.00% 2022	2,175	2,372
G.O. Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 2022	1,000	1,091
County of Howard, Public Improvement Project Bonds, Series 2020-A, 5.00% 2026	1,495	1,833
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	1,540	1,629
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2012, 5.00% 2021	1,335	1,395
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2016-2, 5.00% 2027	850	1,034
		16,937
Massachusetts 1.26%
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 4.00% 2022	500	522
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2024	500	558
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2025	1,000	1,128
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 2025	350	422
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	530	585
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2021	3,000	3,136
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	920	957
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	2,145	2,351
Housing Fin. Agcy., Multi Family Conduit Rev. Bonds (Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	590	603
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	465	479
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	245	252
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	595	618
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	475	496
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	115	117
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	60	60
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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	$285	$287
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	330	341
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,145	2,235
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	610	642
		15,789
Michigan 2.52%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	375	399
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2027	1,205	1,413
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	4,140	4,569
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	2,500	2,799
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project), Series 2014-D-1, Assured Guaranty Municipal insured, 5.00% 2020	500	503
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2020	750	767
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	520	540
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	945	983
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,080	3,217
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,460	2,614
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	6,775	7,295
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2020	275	275
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	465	483
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 4.00% 2024	700	772
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2025	800	937
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2020	500	507
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 2049 (put 2024)	710	718
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	2,600	2,594
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2020	250	255
		31,640
Minnesota 3.03%
G.O. Bonds, Series 2014-A, 5.00% 2025	4,415	5,119
G.O. Bonds, Series 2019-A, 5.00% 2022	4,500	4,904
G.O. Bonds, Series 2019-A, 5.00% 2031	2,445	3,145
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	65	66
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	145	147
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	260	265
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	565	589
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	815	854
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	425	442
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	485	503
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	130	136
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	785	832
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	3,450	3,672
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,395	4,734
American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 22

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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	$1,000	$1,052
City of Minneapolis, Metropolitan Airports Commission, Airport Rev. and Rev. Ref. Bonds, Series 2019-B, AMT, 5.00% 2021	3,000	3,060
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	4,075	4,243
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	2,700	2,701
Regents of the University of Minnesota, G.O. Bonds, Series 2011-A, 5.25% 2030 (preref. 2020)	500	512
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	1,030	1,097
		38,073
Mississippi 0.15%
G.O. Bonds (Capital Improvement Projects), Series 2011-A, 5.00% 2027 (preref. 2021)	1,750	1,856
Missouri 1.38%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	1,315	1,383
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030 (preref. 2021)	90	93
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	575	602
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	2,450	2,576
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	475	496
City of Kirkwood, Industrial Dev. Auth., Retirement Community Rev. Bonds (Aberdeen Heights Project), Series 2010-A, 8.25% 2039 (preref. 2020)	11,000	11,025
Metropolitan St. Louis Sewer Dist., Wastewater System Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2020	1,130	1,130
		17,305
Montana 0.63%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 0.77% 2037 (put 2023)[1]	4,980	4,907
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 2038	655	679
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	475	491
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	1,675	1,797
		7,874
Nebraska 0.72%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	345	349
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	365	382
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,145	1,184
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	330	344
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	945	1,007
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,890	2,019
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	2,460	2,610
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2019-A, 5.00% 2031	960	1,225
		9,120
Nevada 1.93%
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	1,300	1,415
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-C, 1.20% 2051 (put 2020)	6,725	6,725
Las Vegas Valley Water Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	4,070	4,379
American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 22

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	$400	$445
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	2,500	2,824
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	1,315	1,625
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2024	1,600	1,833
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2026	1,475	1,780
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2027	1,725	2,131
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2021	1,145	1,168
		24,325
New Jersey 2.15%
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2020	1,185	1,191
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,059
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2023	850	921
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2023	2,425	2,674
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	764
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	1,445	1,452
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Oceanport Gardens), Series 2019-C, 1.58% 2022 (put 2020)	1,700	1,700
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	1,145	1,148
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 1.35% 2022 (put 2022)	2,000	2,000
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Village Family Apartments Phase 1 Project), Series 2019-F, 1.35% 2022	1,215	1,213
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	5,155	5,595
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	925	1,015
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2020	1,295	1,298
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,000	2,064
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	2,755	2,994
		27,088
New Mexico 0.52%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	230	234
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	670	697
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	725	765
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	710	759
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	3,640	4,097
		6,552
New York 6.19%
Dormitory Auth., Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	7,500	8,498
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	1,220	1,302
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	1,215	1,545
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds (Climate Bond Certified), Series 2019-P, 1.55% 2023	1,465	1,465
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	1,650	1,660
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	1,400	1,402
American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 22

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	$1,750	$1,814
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	1,600	1,646
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.439% 2033 (put 2023)[1]	2,000	1,981
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.67% 2044 (put 2022)[1]	4,000	3,704
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 0.80% 2039 (put 2020)[1]	6,250	6,228
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.359% 2032 (put 2021)[1]	4,000	3,943
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	705	732
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	865	892
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,670	1,760
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	600	624
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	405	422
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,865	1,946
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	1,105	1,184
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,165	1,206
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	700	731
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 2022	1,140	1,234
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2030	1,880	2,366
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2032	575	719
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,256
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	3,000	3,005
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	3,625	3,742
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,125	1,195
Port Auth., Consolidated Bonds, Series 185, AMT, 5.00% 2021	4,000	4,176
Port Auth., Consolidated Bonds, Series 202, AMT, 5.00% 2021	500	524
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	2,000	2,096
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2023	500	557
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2024	500	571
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	1,790	1,975
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,155	2,509
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. And Equipment), Series 2004-A-2, National insured, 5.50% 2025	1,000	1,187
		77,798
North Carolina 2.42%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	6,225	6,505
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,480	2,667
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	925	956
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	4,695	4,959
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2025	2,085	2,367
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2021	5,000	5,168
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2030	500	601
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.06% 2041 (put 2022)[1]	5,030	4,973
American Funds Short-Term Tax-Exempt Bond Fund — Page 10 of 22

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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	$1,000	$1,121
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	930	1,076
		30,393
North Dakota 0.84%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	2,630	2,744
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	815	836
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	190	197
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	280	291
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	230	240
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	2,965	3,120
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	1,095	1,159
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	935	1,003
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	915	974
		10,564
Ohio 3.04%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	1,000	1,070
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2025	1,200	1,382
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2026	2,530	2,962
G.O. Common Schools Bonds, Series 2018-A, 5.00% 2024	545	630
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2012-Q, 5.00% 2028 (preref. 2022)	845	917
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2016-S, 5.00% 2021	1,500	1,562
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2012-C, 5.00% 2021	3,350	3,542
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	2,090	2,099
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	820	864
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	955	997
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	2,470	2,617
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,810	1,964
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	1,385	1,483
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-B, AMT, 4.50% 2047	460	493
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	10	10
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	60	62
Kent State University, Rev. General Receipts Bonds, Series 2016, 4.00% 2022	1,000	1,049
County of Richland, Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	2,190	2,394
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	1,970	2,152
University of Toledo, General Receipts Bonds, Series 2011-B, 5.00% 2025 (preref. 2021)	1,000	1,044
University of Toledo, General Receipts Bonds, Series 2011-B, 5.00% 2026 (preref. 2021)	3,110	3,247
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	1,525	1,709
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2015-A, 5.00% 2025	1,990	2,396
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	650	835
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	605	776
		38,256
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Bonds, notes & other debt instruments (continued) Oklahoma 0.23%	Principal amount (000)	Value (000)
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2021	$1,500	$1,571
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	1,190	1,325
		2,896
Oregon 1.72%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	965	987
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	1,795	1,876
Housing and Community Services Dept., Housing Dev. Rev. Bonds (SHA RAD Group II Apartment Projects), Series 2019-P, 1.45% 2023 (put 2022)	2,115	2,117
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,108
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,875	1,983
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,270	2,485
Port of Portland, Portland International Airport Rev. Bonds, Series 24-B, AMT, 5.00% 2021	1,090	1,129
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 2023	1,000	1,086
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 2024	1,750	1,940
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, 5.00% 2025	800	903
		21,614
Pennsylvania 3.78%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2023	2,200	2,402
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,063
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 4.00% 2020	500	505
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 5.00% 2025	1,000	1,131
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.82% 2049 (put 2024)[1]	2,265	2,227
Higher Educational Facs. Auth., Rev. Bonds (The Trustees of the University of Pennsylvania), Series 2011-A, 5.00% 2029 (preref. 2021)	1,000	1,036
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	850	880
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	3,110	3,195
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	440	456
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	550	572
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,230	3,408
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,080	1,130
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	1,440	1,557
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,069
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2025	1,200	1,361
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 1.29% 2028 (put 2024)[1]	3,000	3,007
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2020	500	507
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2021	500	526
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2022	500	544
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2021	1,000	1,052
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,086
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	825	825
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2025 (preref. 2021)	1,165	1,239
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2027 (preref. 2021)	2,380	2,531
American Funds Short-Term Tax-Exempt Bond Fund — Page 12 of 22

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	$1,000	$1,067
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	480	512
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	1,150	1,274
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.20% 2021[1]	1,100	1,095
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	2,155	2,225
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 0.72% 2021[1]	3,000	2,964
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2025	500	597
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2026	400	490
		47,533
Rhode Island 1.05%
Clean Water Fin. Agcy., Water Pollution Control Revolving Fund Rev. Bonds (Pooled Loan Issue), Series 2012-A, 5.00% 2032 (preref. 2022)	1,510	1,662
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	1,990	1,999
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,280	1,336
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	1,290	1,338
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	605	628
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 2048	950	1,011
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2020	200	204
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2021	510	535
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,300	1,398
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	650	715
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	2,100	2,354
		13,180
South Carolina 1.43%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 0.629% 2035 (put 2022)[1]	5,000	4,941
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	585	623
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2024	500	553
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2025	525	593
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	2,200	2,317
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	260	274
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	1,455	1,569
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	1,135	1,229
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	90	95
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2020	250	255
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	380	403
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,500	1,587
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,605
		18,044
South Dakota 0.58%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	260	266
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	140	145
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	570	595
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	660	695
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	2,050	2,134
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	865	937
American Funds Short-Term Tax-Exempt Bond Fund — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) South Dakota (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	$475	$494
Housing Dev. Auth., Multi Family Rev. Bonds (Meadowland Apartments), Series 2019, 1.54% 2022 (put 2021)	2,000	2,003
		7,269
Tennessee 1.66%
City of Chattanooga, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Ridgeway Apartments Project), Series 2019, 1.625% 2021 (put 2021)	2,040	2,045
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	825	830
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	265	272
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	180	184
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	225	231
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	515	525
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	535	555
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	740	767
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	665	693
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	515	538
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	260	274
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	560	584
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,060	1,120
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	1,945	2,057
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Clear Springs Apartments Project), Series 2019, 1.80% 2022 (put 2021)	275	276
City of Memphis, General Improvement Rev. Ref. Bonds, Series 2020, 5.00% 2024	3,500	4,023
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2025 (preref. 2023)	2,000	2,222
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,300	2,313
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Methodist Le Bonheur Healthcare), Series 2017-A, 5.00% 2022	1,330	1,413
		20,922
Texas 16.16%
Aldine Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,335	1,570
Alief Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,300	1,482
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	1,400	1,498
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2021	1,000	1,051
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2022	325	347
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2023	390	425
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2024	405	449
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2025	425	478
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2026	440	502
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	1,000	1,073
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013, 5.00% 2032 (preref. 2023)	1,540	1,740
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2025 (preref. 2023)	1,500	1,692
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,500	1,661
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,000	1,142
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,275	1,403
Birdville Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	3,990	4,280
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,200	1,470
Boerne Public Fac. Corp., Housing Rev. Bonds (LIV at Boerne Senior Apartments), Series 2018, 2.75% 2022 (put 2021)	2,000	2,056
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	605	649
American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 22

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2023	$3,395	$3,761
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	520	626
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	4,125	4,161
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	645	737
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,485	1,745
County of Collin, Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2025	1,000	1,190
County of Collin, Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2026	500	609
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025	400	443
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	3,225	3,569
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	2,000	2,273
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.40% 2040 (put 2020)	750	750
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	2,500	2,512
City of Dallas, Housing Fin. Corp., Multi Family Rev. Notes (Estates at Shiloh), Series 2019, 1.51% 2037 (put 2023)	2,685	2,679
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,630	1,845
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	3,910	4,555
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	600	695
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 5.00% 2027	1,000	1,168
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 5.00% 2022	1,370	1,469
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2021	1,290	1,350
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	460	499
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,000	1,216
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2020	1,000	1,024
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	330	419
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	870	1,006
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,236
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	1,315	1,385
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,442
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-B, 5.00% 2021	1,830	1,925
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,000	1,052
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	600	692
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	3,680	4,013
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,073
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.79% 2049 (put 2024)[1]	4,000	3,904
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2021	1,100	1,141
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2020	1,150	1,175
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	500	532
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	6,035	6,020
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	2,965	3,120
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	2,000	2,391
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Related RD Portfolio), Series 2018, 2.20% 2021 (put 2020)	3,680	3,680
American Funds Short-Term Tax-Exempt Bond Fund — Page 15 of 22

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	$1,650	$1,650
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,001
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2024	405	466
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 0.642% 2034 (put 2021)[1]	5,650	5,559
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2023	1,190	1,227
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2021	610	641
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2022	500	543
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2023	550	615
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2024	575	659
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2025	445	523
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2026	320	383
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2020, 5.00% 2022	2,810	3,010
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,072
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	1,775	1,776
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	4,100	4,168
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2021	425	442
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2023	1,115	1,256
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-C, 0.825% 2036 (put 2021)[1]	360	358
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	955	1,023
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2015-A, 5.00% 2027	1,000	1,170
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	1,065	1,142
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2015, 5.00% 2024	2,000	2,278
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,500	2,813
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2021	1,285	1,327
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,685	1,807
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2021	500	529
New Braunfels Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	3,705	3,968
North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 1.42% 2040 (put 2021)	2,000	2,001
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	1,000	1,123
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,105	2,340
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	2,000	2,189
Northside Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2023	990	1,117
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	4,075	4,076
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	1,635	1,635
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,105	1,185
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2021	2,570	2,633
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	1,225	1,311
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2023	1,795	1,987
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	$6,480	$6,542
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,197
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	3,040	3,058
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	2,525	2,608
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	1,000	1,100
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	485	506
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	565	611
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2021	480	505
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2020	750	767
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,400	1,624
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	560	619
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	190	217
Transportation Commission, First Tier Rev. Ref. Put Bonds (State Highway Fund), Series 2016-B, 4.00% 2026 (put 2021)	2,000	2,064
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,000	1,141
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2021	1,000	1,050
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2025	1,005	1,179
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	2,000	2,401
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2023	1,000	1,113
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2014-B, 5.00% 2025	745	854
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	1,145	1,206
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	2,000	2,156
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,120	1,268
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2024	1,990	2,322
County of Williamson, Limited Tax Rev. Ref. and Park Bonds, Series 2020, 5.00% 2022	1,000	1,073
County of Williamson, Unlimited Tax Road Bonds, Series 2020, 4.00% 2022	1,000	1,055
		203,289
Utah 0.73%
G.O. Bonds, Series 2020, 5.00% 2026	7,535	9,236
Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 2044	320	337
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	340	363
		700
Virginia 1.64%
City of Chesapeake, G.O. Public Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	2,185	2,828
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	3,735	4,011
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	1,950	2,099
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2011-A, 4.00% 2032 (preref. 2021)	1,000	1,025
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2016, 5.00% 2023	$1,095	$1,239
County of Fairfax, Public Improvement Bonds, Series 2020-A, 5.00% 2030	1,500	1,979
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	1,860	1,943
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-B, 5.00% 2024	850	986
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2020-B, 5.00% 2025	3,000	3,579
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	999
		20,688
Washington 2.34%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 0.67% 2045 (put 2023)[1]	6,150	6,058
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[3]	2,500	2,503
G.O. Bonds, Series 2011-B, 5.25% 2036 (preref. 2021)	2,030	2,099
G.O. Bonds, Series 2020-A, 5.00% 2025	560	667
G.O. Ref. Bonds, Series 2015-R-E, 5.00% 2024	590	682
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	75	82
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	1,300	1,388
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	2,000	2,005
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	259
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,678
Housing Fin. Commission, Single Family Program Bonds, Series 2013-1-N, 3.00% 2043	60	60
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	415	421
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	945	969
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	710	747
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-E, 5.25% 2022	3,125	3,359
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.71% 2046 (put 2023)[1]	2,250	2,224
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 2022	1,000	1,063
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 2023	1,000	1,091
Port of Seattle, Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2022	1,000	1,073
		29,428
West Virginia 0.09%
County of Monongalia, Building Commission, Ref. and Improvement Rev. Bonds (Monongalia Health System Obligated Group), Series 2015, 5.00% 2020	1,135	1,141
Wisconsin 2.80%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,428
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,615
G.O. Rev. Ref. Bonds, Series 2011-2, 5.00% 2022	780	830
G.O. Rev. Ref. Bonds, Series 2015-3, 5.00% 2023	940	1,040
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	325	383
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	2,700	2,916
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.77% 2054 (put 2023)[1]	2,330	2,296
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2024 (preref. 2023)	1,015	1,143
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	$2,000	$2,281
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	670	711
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	4,000	4,539
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	170	177
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,250	1,296
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	930	983
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,185	1,255
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	2,720	2,874
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,490
		35,257
Wyoming 0.20%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	210	215
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	820	855
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,295	1,398
		2,468
Total bonds, notes & other debt instruments (cost: $1,128,231,000)		1,130,664
Short-term securities 9.45%
Freddie Mac, Multi Family Certificates, Series 2019-M-055, 0.43% 2028[1,3]	2,000	2,000
State of Arizona, City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2020	1,000	1,001
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[1]	2,000	2,000
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[1]	2,000	2,000
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.75% 2048 (put 2020)[4]	2,625	2,625
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	2,000	2,007
State of Indiana, Bond Bank, Advanced Funding Program Notes, Series 2020-A, 3.00% 1/11/2021	4,255	4,307
State of Indiana, Indianapolis Local Public Improvement Bond Bank Notes (Fieldhouse Project), Series 2019-B, 1.45% 2021	3,395	3,397
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.12% 2041 (put 2020)[4]	6,950	6,950
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.15% 2042[1]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.14% 2035[1]	11,000	11,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 0.14% 2035[1]	4,000	4,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.17% 2033[1]	3,800	3,800
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.11% 2041[1]	3,165	3,165
State of New Hampshire, National Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Emerald Renewable Diesel LLC Project), Series 2019, AMT, 2.00% 2049 (put 2020)[3,4]	4,100	4,105
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	2,025	2,004
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	2,920	2,838
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Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2003-1-C, 0.12% 2031[1]	$6,000	$6,000
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 1.05% 2046 (put 2020)[4]	1,505	1,505
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.15% 2052[1]	7,500	7,500
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.15% 2048[1]	6,500	6,500
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.15% 2033[1]	2,950	2,950
State of Tennessee, City of Lewisburg, Industrial Dev. Board, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. of Tennessee Project), Series 2012, AMT, 1.95% 2035 (put 2020)[4]	1,000	1,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (Exxon Project), Series 2002, AMT, 0.17% 2025[1]	2,760	2,760
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	2,000	2,011
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	8,705	8,796
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	2,000	2,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.10% 5/7/2020	4,500	4,500
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 0.14% 2030[1]	4,850	4,850
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[4]	6,000	6,000
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.14% 2044[1]	1,315	1,315
Total short-term securities (cost: $119,269,000)		118,886
Total investment securities 99.35% (cost: $1,247,500,000)		1,249,550
Other assets less liabilities 0.65%		8,150
Net assets 100.00%		$1,257,700
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,147,000, which represented 1.05% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary
American Funds Short-Term Tax-Exempt Bond Fund — Page 20 of 22

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pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. As of April 30, 2020, the fund did not have any futures contracts. The average month-end notional amount of futures contracts while held was $206,680,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2020, all of the fund’s investments were classified as Level 2.
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Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-039-0620O-S73197	American Funds Short-Term Tax-Exempt Bond Fund — Page 22 of 22